Income Taxes - Schedule of Reconciliation of Activity Related to Unrecognized Income Tax Benefits (Detail) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 09, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Beginning balance	$ 3,879	$ 3,879	$ 3,560
Increases related to prior-year tax positions	0	1,946
Increases related to current-year tax positions			319
Ending balance	$ 3,879	$ 5,825	$ 3,879